AXA Equitable Life Insurance Company

Supplement dated July 22, 2015 to the current prospectus for Variable Investment Annuity

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with certain changes to the Prospectus. Please note the following changes:

Revised Fee table

A.	In the section entitled “Portfolio operating expenses expressed as an annual percentage of daily net assets” under the heading “Fee Table,” the table is deleted in its entirety and replaced with the following:

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses for 2014 (expenses that are deducted from portfolio assets including management fees, service fees, and/or other expenses)(2)	Lowest 0.62%	Highest 1.15%

B.	In the section entitled “Fee Table,” under footnote number 2, the third sentence is deleted in its entirety and replaced with the following:

The “Highest” represents the total annual operating expenses of the CharterSM Multi-Sector Bond Portfolio.

Distributed by affiliate AXA Advisors, LLC

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Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

VIA IF only	154141 (7/15)
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